UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moon Capital Management LP
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Address:   499 Park Avenue
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           New York, NY  10022
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           --------------------------------------------------

Form 13F File Number:  028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Moon
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Title:     Managing Member of JWM Capital LLC, its general partner

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Phone:     (212) 652-4500
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Signature, Place, and Date of Signing:

       /s/ John W. Moon                New York, NY           05/14/07
       ------------------------   -------------------------   --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:        $141,768
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number           Name
     1             028-12268                      JWM Capital LLC
     2             028-12267                      John W. Moon
    -----          --------------------           -------------------------


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

                            MOON CAPITAL MANAGEMENT, LP - FORM 13F INFORMATION TABLE AS OF 03/30/2007

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                          VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- --------- -------- --------  --- ---- ---------- -------- -------- -------- -------
ACTIONS SEMICON CO LTD               ADR       00507E107   $3,157   444,619          DEFINED     1,2     444,619

ALTERA CORP                          COM       021441100   $2,286   112,200          DEFINED     1,2     112,200

APPLIED MATLS INC                    COM       038222105   $1,941   100,000          DEFINED     1,2     100,000

ASAT HLDNGS LTD                 SPON ADR NEW   00208B204     $117   116,256          DEFINED     1,2     116,256

AT&T INC                             COM       00206R102  $13,089   331,797          DEFINED     1,2     331,797

AU OPTRONICS CORP               SPONSORED ADR  002255107   $3,064   200,000          DEFINED     1,2     200,000

BORG WARNER INC                      COM       099724106   $6,268    81,515          DEFINED     1,2      81,515

CHINA MOBILE LTD                SPONSORED ADR  16941M109     $556    12,100          DEFINED     1,2      12,100

CHUNGHWA TELECOM CO LTD         SPONSORED ADR  17133Q205   $1,543    77,322          DEFINED     1,2      77,322

COMPANHIA VALE DO RIO DOCE      SPON ADR PFD   204412100  $15,795   469,400          DEFINED     1,2     469,400

CISCO SYS INC                        COM       17275R102   $2,607   100,300          DEFINED     1,2     100,300

CNOOC LTD                       SPONSORED ADR  126132109   $2,541    28,700          DEFINED     1,2      28,700

COCA-COLA FEMSA SA DE CV       SPON ADR REP L  191241108     $777    20,697          DEFINED     1,2      20,697

GRAVITY CO LTD                  SPONSORED ADR  38911N107  $12,253 1,941,864          DEFINED     1,2   1,941,864

GRUPO AEROPORTUARIO DEL PAC      SPON ADR B    400506101   $4,406    90,600          DEFINED     1,2      90,600

GRUPO TELEVISA SA DE CV       SPON ADR REP ORD 40049J206  $14,040   454,966          DEFINED     1,2     454,966

HIMAX TECHNOLOGIES INC          SPONSORED ADR  43289P106     $937   170,000          DEFINED     1,2     170,000

JOHNSON CTLS INC                     COM       478366107  $10,800   111,360          DEFINED     1,2     111,360

LG PHILIP LCD CO LTD            SPON ADR REP   50186V102   $4,175   227,000          DEFINED     1,2     227,000

LIBERTY GLOBAL INC                COM SER A    530555101   $3,921   112,400          DEFINED     1,2     112,400

QIMONDA AG                      SPONSORED ADR  746904101   $5,346   379,400          DEFINED     1,2     379,400

SANDISK CORP                         COM       80004C101  $15,488   350,000          DEFINED     1,2     350,000

SILICON MOTION TECHNOLOGY CO    SPONSORED ADR  82706C108   $3,245   148,298          DEFINED     1,2     148,298

TAM SA                        SPON ADR REP PFD 87484D103   $4,217   161,200          DEFINED     1,2     161,200

TERADYNE INC                         COM       880770102   $1,701   100,000          DEFINED     1,2     100,000

ULTRAPETROL BAHAMAS LTD              COM       P94398107   $3,965   224,875          DEFINED     1,2     224,875

VOTORANTIM CELULOSE E PAPEL          ADR       92906P106   $2,602   135,318          DEFINED     1,2     135,318

XILINX INC                           COM       983919101     $931    35,600          DEFINED     1,2      35,600
TOTAL: 28 DATA RECORDS                            TOTAL: $141,768

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